Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Tremblant Global ETF
Shareholder Report [Line Items]
Fund Name	Tremblant Global ETF
Class Name	Tremblant Global ETF
Trading Symbol	TOGA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tremblant Global ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tremblantetf.com/. You can also request this information by contacting us at 212-303-7358.
Additional Information Phone Number	212-303-7358
Additional Information Website	https://www.tremblantetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tremblant Global ETF	$37	0.69%
[1]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://www.tremblantetf.com/ for more recent performance information.
Net Assets	$ 181,559,473
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$181,559,473
Number of Holdings	38
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	32.9%
Communication Services	27.2%
Information Technology	12.9%
Industrials	9.6%
Financials	9.2%
Consumer Staples	4.8%
Real Estate	2.7%
Cash & Other	0.7%

Top 10 Issuers	(%)
Grab Holdings Ltd.	6.1%
TKO Group Holdings, Inc.	3.9%
DoorDash, Inc.	3.9%
Amazon.com, Inc.	3.5%
Uber Technologies, Inc.	3.5%
Victoria’s Secret & Co.	3.4%
DraftKings, Inc.	3.3%
Charter Communications, Inc.	3.3%
Coupang, Inc.	3.3%
Spotify Technology SA	3.3%

Updated Prospectus Web Address	https://www.tremblantetf.com/

[1]
*	Annualized